Share and Other Capital (Tables)	3 Months Ended
Mar. 31, 2020
Share And Other Capital
Disclosure of Change in Stock Options Issued

The following tables summarizes the activity under the LTIP and the Stock Option Plan:

	Three months ended		Year ended
	March 31, 2020		December 31, 2019
US dollar-denominated stock options and DSU	Number	Weighted average exercise price (US$)	Number	Weighted average exercise price (US$)
Balance – Beginning of the period	953,116	3.38	888,816	3.66
Granted	—	—	335,000	2.00
Exercised	—	—	(163,850)	2.42
Canceled/Forfeited	(330,350)	2.14	(6,000)	13.39
Expired	(77,850)	2.37	(100,850)	2.24
	544,916	4,27	953,116	3.38

	Three months ended		Year ended
	March 31, 2020		December 31, 2019
Canadian dollar-denominated options	Number	Weighted average exercise price (CAN$)	Number	Weighted average exercise price (CAN$)
Balance – Beginning of the period	441	912.00	869	743.56
Expired	—	—	(428)	570.00
Balance – End of the period	441	912.00	441	912.00